                                     INVEST
                                   FOR MILES!



                            YYYYYYYYY(R) ZZZZZZZZZZ(SM)

                                  FUND PROFILE
                                 October 5, 1998

                            WARBURG PINCUS YYYYYYYYY
                                MONEY MARKET FUND

                                        *

                            WARBURG PINCUS YYYYYYYYY
                                    TAX FREE
                                MONEY MARKET FUND

     This Profile summarizes key information about the funds that is included in the funds' prospectus. The prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in the funds that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 800-WARBURG (800-927-2874) or on the Warburg Pincus Funds Internet Web site (www.warburg.com).

                         GOALS AND PRINCIPAL STRATEGIES

FUND                   GOAL                                                   STRATEGY

MONEY MARKET FUND      High current income consistent with preservation       *  Invests in high quality "money market" instruments:
                       of capital and liquidity                                  *  obligations issued or guaranteed by the U.S.
                                                                                    government, its agencies or  instrumentalities
                                                                                 *  bank and corporate debt obligations
TAX FREE MONEY
MARKET FUND            High current income exempt from federal personal       *  Invests primarily in short-term tax-exempt debt
                       income taxes consistent with preservation of              obligations issued by states and other
                       capital and liquidity                                     jurisdictions of the U.S. and their authorities,
                                                                                 agencies and instrumentalities (municipal
                                                                                 securities)
                                                                              *  Fund dividends derived from interest on these
                                                                                 municipal securities  will be exempt from federal
                                                                                 personal income taxes




     INVESTMENT RISKS

BOTH FUNDS

     All investments involve some level of risk. Before you invest, please make sure that you understand the risks that apply to your fund.

     Investments in the funds are not FDIC-insured or government-endorsed. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

     Changes in interest rates and other market conditions will affect the funds' yields and may cause a decline in the market value of the funds' investments. In addition, securities held by the funds may be adversely impacted by a decline in the credit quality of the securities or their issuers or guarantors.

     Xxxxxxxx Airlines may change the Yyyyyyyyy program rules, program partners, regulations, benefits, conditions of participation or mileage levels, in whole or in part, at any time, with or without notice, even though changes may affect the value of mileage or Wwwwwwww(SM) certificates already accumulated. Award travel is subject to seat availability. In addition, the posting of miles in connection with fund investments may be terminated or the amount of miles awarded in relation to dollars invested may be changed.

TAX FREE MONEY MARKET FUND

     Municipal securities may derive their revenues from economically related projects, which could expose the fund to the financial risks of these projects.

     INVESTOR PROFILE

     These funds are designed for investors who want to invest in a money market fund and accrue frequent-flyer miles in Xxxxxxxx Airlines Yyyyyyyyy program. If you are looking to invest for longer-term goals or do not want to accrue Yyyyyyyyy miles, these funds are not appropriate for you.

     You should base your selection of a fund on your own goals, risk preferences and time horizon.

     FEES AND FUND EXPENSES

     This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are for fiscal 1998, but do not reflect fee waivers and expense reimbursements.

                                                        TAXFREE
                                            MONEY        MONEY
                                            MARKET      MARKET
                                             FUND        FUND
--------------------------------------------------------------------------------
  Annual fund operating expenses (deducted from fund assets)
--------------------------------------------------------------------------------
  Management fee                            .40%         .40%
--------------------------------------------------------------------------------

  Distribution and service (12b-1) fee*     .25%         .25%

  Other expenses                            .25%         .25%

  Total annual fund operating expenses**    .90%         .90%
--------------------------------------------------------------------------------

*The funds expect that the Distribution and service (12b-1) fees for the coming year will be used primarily to pay for Xxxxxxxx Airlines Yyyyyyyyy miles. **Through at least February 1999, fund service providers have voluntarily agreed to waive some of their fees and reimburse expenses. These waivers and reimbursements are expected to lower fund expenses as follows:


                            Distribution                    Total
                                 and                     annual fund
              Management       service        Other       operating
                  fee        (12b-1) fee    expenses       expenses
Money
Market
Fund             .30%           .25%          .15%           .70%
Tax Free
Money
Market Fund      .30%           .25%          .15%           .70%

                                     EXAMPLE

This example may help you compare the cost of investing in these funds with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, each fund returns 5% annually, expense ratios remain as listed previously, and you close your account at the end of the time periods shown. Based on these assumptions, your cost would be:

            BEFORE WAIVERS AND        ONE         THREE

            REIMBURSEMENTS*           YEAR        YEARS

            MONEY MARKET Fund         $9          $29

            TAX FREE Money Market Fund$9          $29

*Fee waivers and expense reimbursements would lower your cost as follows:

                                 One year    Three years

Money Market Fund                   $7          $22
Tax Free Money Market Fund          $7          $22

INVESTMENT ADVISER

     Warburg Pincus Asset Management, Inc.

       SUB-ADVISER

     Blackrock Institutional Management Corporation

       ADMINISTRATOR

     Credit Suisse Asset Management Limited

       HOW TO BUY FUND SHARES

     Complete and return the application attached to this Profile and follow the instructions for investment. If you are not a member of the Yyyyyyyyy program, you can call Xxxxxxxx Airlines at 000-00-000 (000-000-000) to enroll before you make an investment in a fund. The initial minimum investment is $5,000 for most accounts ($500 for Uniform Transfers/Gifts-to-Minors accounts), and the subsequent minimum investment is $100. The subsequent investment minimum is $50 through the Automatic Monthly Investment Plan. Trusts, retirement plans and certain other legal entities cannot invest in the funds.

       HOW TO SELL FUND SHARES

     You may sell (redeem) your fund shares on days when the New York Stock Exchange is open, typically Monday through Friday. You may redeem your shares in writing or by telephone and have redemption proceeds sent by check or electronic transfer. Fund shareholders may write checks for $500 or more, which causes a redemption of your investment to cover the amount of the check. You can also redeem your shares by exchanging into another Warburg Pincus fund (where you will not accrue miles) or you can participate in the Automatic Cash Withdrawal Plan.

       DISTRIBUTIONS

     Dividend distributions from each fund's net investment income are declared daily and paid monthly. Long-term capital gain distributions, if any, are declared and paid annually. Short-term capital gain distributions, if any, are declared and paid periodically for the Money Market Fund (as determined by the fund's Board) and annually for the Tax Free Money Market Fund. Distributions will be reinvested unless you select another option on your account application.

       TAXES

     Distributions of tax-exempt interest income of the Tax Free Money Market Fund will generally be exempt from federal personal income taxes, although a portion of the fund's distributions may be subject to federal income tax. Distributions you receive from the Money Market Fund, whether reinvested or taken in cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxed as capital gains; distributions from taxable net investment income and short-term capital gains are generally taxed as ordinary income. Fund distributions are taxed based on the length of time the fund holds its assets, regardless of how long you have held fund shares. The funds will mostly make net investment income distributions.

       OTHER SERVICES

XXXXXXXX AIRLINES YYYYYYYYY PROGRAM

     The Yyyyyyyyy Program offers free and discounted travel awards on Xxxxxxxx Airlines, as well as travel upgrades and discounts on car rentals, hotel accommodations and other products and services.

     Investors in the funds can receive Xxxxxxxx Yyyyyyyyy miles based upon the amount and length of time of investment. Miles accrue daily at an annual rate of one mile per $4 invested in the funds. Yyyyyyyyy miles will be posted monthly in arrears based on your average daily fund balance during the previous month. The average daily balance is calculated by adding each day's balance during the month and dividing by the number of days in the month. Investors can receive up to

1,200 bonus miles by investing in a fund by November 30. From November 1998 through April 1999 investors will earn 200 additional Yyyyyyyyy miles for each month they have at least $5,000 invested. Your miles will appear in your Xxxxxxxx Yyyyyyyyy program statements. For more information about the Yyyyyyyyy Program, call 000-00-0000 (000-000-0000).

[APPLICATION]
          DETACH AND FOLLOW INSTRUCTIONS

     YYYYYYYYY ZZZZZZZZZZ APPLICATION

You can invest in the funds after reading the attached profile, or you can call 800-WARBURG (800-927-2874) for a fund prospectus (and other information) before you invest.

  1   ACCOUNT REGISTRATION (PLEASE PRINT)

Do you have an existing Warburg Pincus account that has an account registration identical to the one you will indicate immediately below? ____ Yes ____ No

Trusts and retirement plans cannot invest in the funds.

Please complete the information under one of the following headings in this section:

INDIVIDUAL
--------------------------------------------------------------------------------
FIRST NAME                   MI         LAST NAME


SOCIAL SECURITY NUMBER


JOINT TENANT


(1)
--------------------------------------------------------------------------------

FIRST NAME                   MI         LAST NAME


SOCIAL SECURITY NUMBER


(2)
--------------------------------------------------------------------------------

FIRST NAME                   MI         LAST NAME


SOCIAL SECURITY NUMBER

TRANSFERS/GIFTS TO MINORS ($500 MINIMUM PER FUND)
--------------------------------------------------------------------------------

CUSTODIAN'S NAME (ONLY ONE CAN BE NAMED)


MINOR'S NAME (ONLY ONE CAN BE NAMED)


SOCIAL SECURITY NUMBER OF MINOR

under the STATE OF RESIDENCE UTM/UGM Act

Please call 800-341-5411 to inquire about business accounts.

  2   MAILING ADDRESS AND CITIZENSHIP

--------------------------------------------------------------------------------

STREET OR P.O. BOX


CITY                                    STATE             ZIP CODE



(    )                                  (    )
--------------------------------------------------------------------------------

DAYTIME PHONE                    EVENING PHONE

Please complete:
___ U.S.Citizen
___ Resident Alien
___ Non-Resident Alien:       COUNTRY OF RESIDENCE

Non-resident aliens with a U.S. address must also submit IRS Form W-8.

  3   YYYYYYYYY MEMBER INFORMATION

--------------------------------------------------------------------------------

                             YYYYYYYYY MEMBER NAME

                            YYYYYYYYY ACCOUNT NUMBER

If you are not currently a Yyyyyyyyy member, call Xxxxxxxx Airlines at 000-00-000 (000-000-000). For a joint account, the Yyyyyyyyy member must be the individual listed first. For Transfers/Gifts-to-Minors accounts, the Yyyyyyyyy member must be the minor.

  4   INVESTMENT OPTIONS

Initial investment: $5,000 minimum for each fund ($500 for UTMA/UGMA accounts). (One check only, payable to Yyyyyyyyy Zzzzzzzzzz.) Please indicate the amount you are investing in each fund:

Yyyyyyyyy Zzzzzzzzzz Money Market Fund                   (764)   $

Yyyyyyyyy Zzzzzzzzzz Tax Free Money Market Fund          (765)   $

--------------------------------------------------------------------------------

                                    TOTAL  $

If your initial investment is less than the required amount, money may be returned to you at the address indicated in Section 2.

  5   DISTRIBUTION OPTIONS

If the option below is not elected, all distributions will be reinvested.

                  Pay all dividends and capital gains in cash.

All distribution checks will be mailed to the address of record unless otherwise indicated below:
--------------------------------------------------------------------------------

NAME OF INSTITUTION OR RECIPIENT


STREET OR P.O. BOX


CITY                                STATE             ZIP CODE


NAME ON ACCOUNT                     ACCOUNT NUMBER

  6   AUTOMATIC MONTHLY INVESTMENT PLAN

Please provide the following information to arrange Automatic Monthly Investments (with a $50 minimum) for your fund, which must first meet the required minimum initial investment.

Check here to authorize:

  ____ Automatic Monthly Investment Plan

Note: One common name must appear on both your Warburg Pincus account registration and your bank account registration.

BANK INFORMATION

Note: Your bank must be a member of the Automated Clearing House (ACH). Please call your bank if you are unsure.
--------------------------------------------------------------------------------

NAME OF BANK


ACH/ABA NUMBER (FEDERALROUTING NUMBER)*


NAME(S) ON BANK ACCOUNT


BANK ACCOUNT NUMBER


Check one:

____ Checking Account (You must attach a voided check or deposit slip for the above-referenced account.)

____ Savings Account (Please obtain proper ACH/ABA routing information from your bank.)

Passbook savings and money-market mutual fund accounts are not eligible.

* This nine-digit number used to identify your bank to the ACHcan be found in the lower left-hand corner of your bank check. If your account is with a savings bank or credit union, you must contact the institution to obtain its ACH/ABA routing number.

INVESTMENT INSTRUCTIONS FOR
AUTOMATIC MONTHLY INVESTMENT PLAN
Begin Automatic Monthly Investment Plan no earlier

than                 MONTH                         of       YEAR         .


Please select the day of the month for debit to occur:
On or about ____ 10th     On or about ____ 20th

Fund Name                               $Amount


  7   TELEPHONE PRIVILEGES

If the option below is not elected, purchase, exchange and redemption transactions may be conducted via telephone by: (a) me; (b) any one person registered on the account (if registered in multiple persons); or (c) an authorized financial advisor or other recipient.

  ___ I do not authorize telephone-transaction privileges.

Warburg Pincus Funds employs procedures, including providing written confirmation of telephone transactions, tape recording telephone instructions and requiring specific personal information, designed to give reasonable assurance that instructions communicated by telephone are genuine.

  8   SIGNATURE(S)

By signing below I certify that:
   * I have full authority and legal capacity to purchase fund shares, am of legal age (if applicable) and believe each investment is suitable for this account.
   * I understand that it is my responsibility to read the prospectus for the funds and any fund(s) into which I exchange and I agree to be bound by their terms.
   * I understand that information provided on this Application will be used for any fund into which fund shares are exchanged.
   * I understand that neither a fund nor its agents will be liable for any loss, cost or expense as a result of following instructions communicated by telephone that it reasonably believes to be genuine.
   * I certify under penalties of perjury that the social security or tax identification number provided on this Application is correct and that I am not currently subject to IRS backup withholding (unless the box below is checked).
___ I am currently subject to IRS backup withholding.



--------------------------------------------------------------------------------

    X INDIVIDUAL (OR CUSTODIAN) SIGNATURE                DATE

    X  JOINT REGISTRANT (IF ANY) SIGNATURE               DATE

  PRINT NAME


  9   SEND IN THIS APPLICATION

Send the following to the address below:
  A) This completed Application.
  B)One check made payable to Yyyyyyyyy
Zzzzzzzzzz.
       Please do not send endorsed third-party checks.

MAIL TO:                         OVERNIGHT TO:
YYYYYYYYY                        BOSTON FINANCIAL
ZZZZZZZZZZ                       ATTN: YYYYYYYYY
P.O. BOX 9030                       ZZZZZZZZZZ
BOSTON, MA                       2 HERITAGE DRIVE
02205-9030                       NORTH QUINCY, MA 02171

  10  PURCHASE FUNDS BY WIRE

  A)Call our Shareholder Service Center at 800-WARBURG (800-927-2874) for further instructions.
  B)Wire instructions should read:
State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Department

[Warburg Pincus Fund Name]
DDA# 9904-649-2
F/F/C: [Account Number and Account Registration]


                           SHAREHOLDER SERVICE CENTER
                           800-WARBURG (800-927-2874)
                      MONDAY - FRIDAY, 8 A.M. - 8 P.M. (ET)
                         SATURDAY, 8 A.M. - 4 P.M. (ET)

                    COUNSELLORS SECURITIES INC., DISTRIBUTOR.